Condensed Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (382,916)	$ 2,863,201	$ (3,541,872)	$ 7,175,980
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Change in fair value of warrant liabilities	205,837	(2,992,573)	3,456,800	(6,699,398)
Income earned on marketable securities held in Trust Account	(290,832)			(959,589)
Changes in operating assets and liabilities:
Accrued interest receivable			(81)
Prepaid expenses and other receivables				(3,512)
Accrued interest, prepaid expenses and other receivables	(32,911)	(62,200)
Due to affiliates	(3,861)		45,833	3,861
Accrued expenses	312,844	(3,856)	18,000	79,981
Net cash used in operating activities	(191,839)	(195,428)	(21,320)	(402,677)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from liquidation of marketable securities held in Trust Account				105,424,960
Investment in Trust Account			(116,725,000)	(575,000)
Net cash provided by (used in) investing activities			(116,725,000)	104,849,960
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption of 10,313,048 Class A Ordinary Shares				(105,424,960)
Proceeds - notes payable				575,000
Proceeds from issuance of Class B ordinary shares			25,000
Proceeds from issuance of private placement warrants			5,760,000
Proceeds from issuance of units (net of offering costs)			111,575,715
Net cash provided by financing activities			117,360,715	(104,849,960)
Increase (decrease) in cash and cash equivalents	(191,839)	(195,428)	614,395	(402,677)
Cash and cash equivalents, beginning of period	211,718	614,395		614,395
Cash and cash equivalents, end of period	19,879	418,967	614,395	211,718	$ 614,395
Non cash investing and financing activities:
Deferred underwriting commissions in connection with the initial public offering			4,025,000
Derivative warrant liabilities issued in connection with the initial public offering			3,612,500
Accretion for Class A ordinary shares to redemption amount	290,832		15,497,662	1,534,589
Jet Token, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(5,168,226)	(2,817,069)		(7,738,203)	(15,765,249)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization and depreciation	67,192	67,192		134,383	133,608
Amortization of lease financing costs					1,175
Gain on loan forgiveness					(207,360)
Stock-based compensation	2,755,087	2,371,247		6,492,653	12,690,373
Non-cash operating lease costs	252,686	245,435		494,468
Changes in operating assets and liabilities:
Accounts receivable					400
Other current assets	171,876	(707,949)		(278,313)	(28,980)
Accounts payable	254,773	47,001		(53,268)	15,643
Accrued liabilities	(173,160)	(44,313)		835,576	111,480
Deferred revenue	166,182	946,882		497,030	436,331
Lease liability	(245,636)	(238,385)		(480,368)
Net cash used in operating activities	(1,919,226)	(129,959)		(96,042)	(2,612,579)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,340)				(8,407)
Purchase of intangible assets	(17,174)				(97,978)
Investment in joint venture	(100,000)
Return of aircraft deposit				1,093,600
Deposits and other assets	(135)	(89,418)		(803,112)	(439,750)
Net cash provided by (used in) investing activities	(121,649)	(89,418)		290,488	(546,135)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds - related party advances		42,000		42,000	200,196
Repayments - related party advances		(242,196)		(242,196)
Proceeds - notes payable					86,360
Payments on line of credit		(194,727)		(194,727)	(257,308)
Offering costs	(436,969)	(944,956)		(1,691,386)	(1,221,552)
Payment of lease financing costs					(70,500)
Preferred share redemption				(225,000)
Proceeds from sale of Non-Voting Common Stock	1,588,695	1,649,116		3,000,760	2,843,790
Net cash provided by financing activities	1,151,726	309,237		689,451	1,580,986
Increase (decrease) in cash and cash equivalents	(889,149)	89,860		883,897	(1,577,728)
Cash and cash equivalents, beginning of period	1,527,391	643,494		643,494	2,221,222
Cash and cash equivalents, end of period	638,242	733,354	$ 643,494	1,527,391	643,494
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes		800		2,400
Non cash investing and financing activities:
Subscription receivable from sale of Non-Voting Common Stock	$ 25,479	$ 2,506,711		15,544	96,600
Line of credit issued for offering expenses paid on behalf of the Company					452,035
Application of equipment deposit to aircraft maintenance reserve account					250,000
Operating lease, Right-of-use assets and liabilities				$ 2,506,711